[LOGO]
USAA(R)

                         USAA TAX EXEMPT
                              MONEY MARKET Fund

                                                                       [GRAPHIC]

                         S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
September 30, 2002                                         USAA Tax-Exempt Funds

                                             (C)2002, USAA. All rights reserved.

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                    [GRAPHIC]

                          ...WE BELIEVE THE BEST COURSE
[PHOTO]                  OF ACTION IS TO REMAIN PATIENT
                            AND TO EXERCISE PRUDENCE
                         IN INVESTMENT DECISION-MAKING.

                                    [GRAPHIC]

--------------------------------------------------------------------------------

                 Only six months ago, the nation was thought to be on the brink of an economic recovery. Unfortunately, a number of issues, including questions of corporate governance, high-profile bankruptcies, political tensions in the Middle East, and ongoing equity market volatility, have sidetracked that revitalization. The Federal Reserve Board, widely expected to raise short-term interest rates in 2002, not only postponed a rate increase but also signaled its willingness to cut rates again in support of the economy.

                 Given the current level of uncertainty, we believe the best course of action is to remain patient and to exercise prudence in investment decision-making. Until the economy shows clear signs of improvement, interest rates are likely to remain low. Under the circumstances, all of us at USAA are particularly proud of our tax-exempt bond and money market funds for several reasons.

                 First, they are run by an outstanding team of portfolio managers, analysts, and traders.

                 Second, we are very expense-conscious. We understand that fund expenses have a direct impact on performance and how much of the fund's returns you get to keep.

                 Third, while not blind to total return, we emphasize current income. Over a market cycle, a superior income stream and

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 prudent risk management are important components of a fund's performance.

                 Also, your USAA tax-exempt funds reduce your tax exposure. You told us that you do not want the income from them to be subject to the alternative minimum tax (AMT) for individual taxpayers. And since the inception of these funds, none of them has been subject to the AMT for individuals - a commitment we plan to keep.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for trusting us to help you with your investments. We promise to keep working hard on your behalf.

                 Sincerely,

                 /s/ Christopher W. Claus
                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                             2

FINANCIAL INFORMATION

   Portfolio of Investments                                            8

   Notes to Portfolio of Investments                                  25

   Financial Statements                                               26

   Notes to Financial Statements                                      29

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA TAX EXEMPT MONEY MARKET Fund

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality, tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.*

                 * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                        9/30/02                    3/31/02
--------------------------------------------------------------------------------
Net Assets                          $1,883.3 Million          $1,925.9 Million
Net Asset Value Per Share                $1.00                      $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/02
--------------------------------------------------------------------------------
3/31/02 TO 9/30/02      1 YEAR       5 YEARS      10 YEARS       7-DAY YIELD
      0.61%**           1.34%         2.96%         3.01%           1.36%

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

--------------------------------------------------------------------------------
                             7-DAY YIELD COMPARISON
--------------------------------------------------------------------------------


                              USAA TAX EXEMPT
                                MONEY MARKET
                                    FUND                      IMONEYNET AVERAGE
                              ---------------                 -----------------

 9/24/2001                          2.02%                            1.72%
10/29/2001                          1.95                             1.61
11/26/2001                          1.60                             1.25
12/31/2001                          1.54                             1.20
 1/28/2002                          1.25                             0.89
 2/25/2002                          1.21                             0.84
 3/25/2002                          1.25                             0.95
 4/29/2002                          1.41                             1.12
 5/20/2002                          1.35                             1.04
 6/24/2002                          1.21                             0.92
 7/29/2002                          1.20                             0.89
 8/26/2002                          1.10                             0.77
 9/30/2002                          1.36                             1.01


       DATA REPRESENT THE LAST MONDAY ON EACH MONTH. ENDING DATE 9/30/02.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO]           Tony Era

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO SEPTEMBER 30, 2002?

                 The USAA Tax Exempt Money Market Fund performed well for the six months ending September 30, 2002. For that time period, iMoneyNet, Inc. ranked the Fund 9 out of 121 tax-exempt money market funds. The Fund had a return of 0.61%, and the average return for the category over the same period was 0.45%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 The fixed-income markets were volatile throughout the period as investors reacted to the continued softness of the U.S. economy and its lack of resiliency, weaker-than-expected economic news, and world events (primarily in the Middle East). Ongoing questions about the ethics of some corporate executives continued to undermine investor confidence throughout the financial markets. Short-term yields trended lower, driven by speculation about the timing and direction of Federal Reserve Board (the Fed) action.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Rather than speculate on how and precisely when the Fed would take action, we chose to adjust our weighted average maturity to

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE IMONEYNET, INC. DEFINITION.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 match our intermediate-term outlook for interest rates. Our goal was to protect the Fund from unanticipated variations in short-term interest rates by buying notes of progressively longer maturities from a few months up to one year. This strategy offers potentially higher yields if rates continue to decline, yet serves to stabilize the portfolio's overall yield.

                 Additionally, we balanced the longer maturities with variable-rate demand notes (VRDNs). VRDNs, which currently comprise about 70% of the Fund, have a demand feature that provides the owner with the option of selling the bond back to the issuer at par value (100% of face value) with notice of seven days or less. The interest rates on these issues move up or down whenever issuers change their base rate, so we use VRDNs to capture rising yields. Furthermore, the supply of and demand for VRDNs can drive yields up (the greater the supply, the lower the prices, and yields move up when prices decline). The third leg of our strategy was to "fill in" maturity gaps by purchasing tax-exempt commercial paper as a medium-term instrument.

WHAT IS THE OUTLOOK?

                 We make no predictions about the economic recovery or the exact timing of Fed action on interest rates. We have positioned the portfolio to perform well in an uncertain environment yet be nimble enough to respond to interest rate movements. If rates rise quickly, we should potentially generate higher yields through the large number of VRDNs in the Fund. If they fall, we hold medium- and longer-term securities that should help us capture the best possible yields in the market.

                 We appreciate your confidence in us and look forward to serving you in the future.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

             PORTFOLIO MIX
                9/30/02

                [CHART]

Put Bonds                          16.8%
Fixed-Rate Instruments             11.9%
Variable-Rate Demand Notes         71.0%

        PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

        YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 8-24.

7

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

--------------------------------------------------------------------------------
                  CUMULATIVE PERFORMANCE OF $10,000
--------------------------------------------------------------------------------


                                 USAA TAX EXEMPT
                                MONEY MARKET FUND
                                -----------------

Sep-92                             $10000.00
Oct-92                              10022.32
Nov-92                              10045.60
Dec-92                              10069.83
Jan-93                              10089.93
Feb-93                              10109.55
Mar-93                              10130.69
Apr-93                              10150.91
May-93                              10170.07
Jun-93                              10191.73
Jul-93                              10209.78
Aug-93                              10230.86
Sep-93                              10250.59
Oct-93                              10269.67
Nov-93                              10290.15
Dec-93                              10309.77
Jan-94                              10328.31
Feb-94                              10346.42
Mar-94                              10364.96
Apr-94                              10383.44
May-94                              10406.90
Jun-94                              10427.42
Jul-94                              10447.11
Aug-94                              10471.98
Sep-94                              10497.27
Oct-94                              10522.84
Nov-94                              10550.42
Dec-94                              10581.41
Jan-95                              10611.55
Feb-95                              10641.13
Mar-95                              10673.51
Apr-95                              10704.91
May-95                              10743.23
Jun-95                              10775.30
Jul-95                              10806.98
Aug-95                              10840.00
Sep-95                              10871.77
Oct-95                              10906.33
Nov-95                              10939.59
Dec-95                              10973.14
Jan-96                              11007.23
Feb-96                              11035.99
Mar-96                              11063.54
Apr-96                              11095.42
May-96                              11127.89
Jun-96                              11155.15
Jul-96                              11185.23
Aug-96                              11215.28
Sep-96                              11246.68
Oct-96                              11277.49
Nov-96                              11306.72
Dec-96                              11339.74
Jan-97                              11370.27
Feb-97                              11398.76
Mar-97                              11428.38
Apr-97                              11460.75
May-97                              11494.85
Jun-97                              11529.83
Jul-97                              11563.22
Aug-97                              11593.34
Sep-97                              11628.44
Oct-97                              11662.03
Nov-97                              11693.82
Dec-97                              11731.68
Jan-98                              11764.06
Feb-98                              11793.14
Mar-98                              11825.97
Apr-98                              11861.04
May-98                              11894.60
Jun-98                              11930.66
Jul-98                              11963.69
Aug-98                              11996.50
Sep-98                              12029.84
Oct-98                              12061.84
Nov-98                              12094.18
Dec-98                              12126.99
Jan-99                              12156.06
Feb-99                              12180.25
Mar-99                              12212.06
Apr-99                              12242.40
May-99                              12273.29
Jun-99                              12307.98
Jul-99                              12338.11
Aug-99                              12370.60
Sep-99                              12402.95
Oct-99                              12434.32
Nov-99                              12470.96
Dec-99                              12509.39
Jan-00                              12543.11
Feb-00                              12575.94
Mar-00                              12612.92
Apr-00                              12648.81
May-00                              12700.11
Jun-00                              12741.83
Jul-00                              12782.60
Aug-00                              12824.75
Sep-00                              12865.80
Oct-00                              12912.05
Nov-00                              12955.41
Dec-00                              12996.57
Jan-01                              13033.39
Feb-01                              13068.14
Mar-01                              13100.80
Apr-01                              13140.02
May-01                              13175.19
Jun-01                              13203.45
Jul-01                              13231.68
Aug-01                              13255.67
Sep-01                              13276.28
Oct-01                              13299.95
Nov-01                              13319.13
Dec-01                              13334.00
Jan-02                              13347.53
Feb-02                              13360.23
Mar-02                              13373.41
Apr-02                              13387.70
May-02                              13403.86
Jun-02                              13415.90
Jul-02                              13428.48
Aug-02                              13442.01
Sep-02                              13454.79


                        DATA FROM 9/30/92 THROUGH 9/30/02.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

                 Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

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                  of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------
                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions.
                 The effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FiXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities that meet the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

9

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

             (LOC)    Enhanced by a bank letter of credit.
             (LIQ)    Enhanced by a bank or nonbank liquidity agreement.
             (NBGA)   Enhanced by a nonbank guarantee agreement.
             (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Financial Group, Inc., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA, Inc., or Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             BAN      Bond Anticipation Note
             COP      Certificate of Participation
             CP       Commercial Paper
             CSD      Central School District
             EDC      Economic Development Corp.
             GO       General Obligation
             IDA      Industrial Development Authority/Agency
             IDB      Industrial Development Board
             IDC      Industrial Development Corp.
             IDRB     Industrial Development Revenue Bond
             ISD      Independent School District
             MERLOT   Municipal Exempt Receipts-Liquidity Optional
                         Tender
             MFH      Multifamily Housing
             MLO      Municipal Lease Obligation
             PCRB     Pollution Control Revenue Bond
             RAN      Revenue Anticipation Note
             RB       Revenue Bond
             RN       Revenue Note
             TRAN     Tax Revenue Anticipation Note

P O R T F O L I O
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                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (71.0%)

            ALABAMA (5.4%)
 $34,600    Bessemer Medical Clinic Board RB,
              Series 2000A (LOC)                              1.80%  10/01/2030   $   34,600
            Birmingham Medical Clinic Board RB,
  19,100      Series 1998 (LOC)                               1.83   10/01/2028       19,100
  12,530      Series 2002A (LOC)                              2.19    2/01/2012       12,530
   2,675    Birmingham Special Care Facilities
              Finance Auth. RB (LOC)                          1.79    3/01/2010        2,675
   8,000    Evergreen Board IDRB, Series 1985 (LOC)           1.50   12/01/2004        8,000
            Mobile Special Care Facilities
              Financing Auth. RB,
   2,420      Series 2001 (LOC)                               1.82    7/01/2021        2,420
   1,495      Series 2001 (LOC)                               1.83    6/01/2026        1,495
   6,545    Sumiton Educational Building Auth. RB (LOC)       1.88    5/01/2032        6,545
  15,000    Tuscaloosa Educational Building Auth. RB,
              Series 2002A (LOC)                              1.93   10/01/2023       15,000

            ALASKA (1.0%)
            Industrial Development and Export Auth. RB,
   1,900      Series 1988A, Lot 5 (LOC)                       2.15    7/01/2003        1,900
   1,225      Series 1988A, Lot 6 (LOC)                       2.15    7/01/2006        1,225
   6,420      Series 1991 (LOC)                               1.90   11/01/2009        6,420
   9,900    Valdez Marine Terminal RB, Series 1993C           2.05   12/01/2033        9,900

            ARIZONA (0.1%)
   1,000    Maricopa County IDA IDRB, Series 1992             1.85    6/01/2007        1,000

            CALIFORNIA (2.3%)
  24,200    Chula Vista IDRB, Series 1996A                    1.75    7/01/2021       24,200
   6,125    Hacienda La Puente Unified School
              District COP (MLO)(LOC)                         2.00   10/01/2009        6,125
   1,840    Hesperia Public Financing Auth. Lease RB,
              Series 1998B (LOC)                              2.60    6/01/2022        1,840
   9,175    Loma Linda Water RB, Series 1995 (LOC)            2.60    6/01/2025        9,175
   1,195    Riverside County MFH RB, Series 1992A (LOC)       1.65   12/01/2015        1,195

11

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT    SECURITY                                         RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
             COLORADO (1.4%)
 $  2,650    Colorado Springs IDRB, Series 2002 (LOC)         1.75%   3/01/2017   $    2,650
    7,585    Educational and Cultural Facilities RB,
               Series 1998 (LOC)                              1.85    8/01/2013        7,585
    2,895    El Paso County Economic Development RB,
               Series 1996 (LOC)                              1.90   11/01/2021        2,895
             Health Facilities Auth. RB,
    1,510      Series 1995 (LOC)                              1.90    9/01/2015        1,510
    1,660      Series 1996A (LOC)                             1.90   12/01/2016        1,660
    2,370      Series 1998A (LOC)                             1.95    1/01/2018        2,370
    1,770      Series 1998C (LOC)                             1.95    1/01/2018        1,770
             Postsecondary Educational Facilities Auth. RB,
    2,310      Series 1996 (LOC)                              1.80    6/01/2011        2,310
    3,180      Series 1998 (LOC)                              1.85    4/01/2013        3,180

             DELAWARE (0.2%)
    4,325    Economic Development Auth. PCRB,
               Series 1994                                    1.85    4/01/2009        4,325

             FLORIDA (6.2%)
             Capital Trust Agency MFH RB,
   50,000      Series 1999A (NBGA)(b)                         1.98   12/01/2032       50,000
   17,500      Series 1999B (NBGA))(b)                        1.98   12/01/2032       17,500
    7,745    Department of Juvenile Justice
               Certificate of Lease (MLO)Series 1998,
               MERLOT, Series 2000 000 (LIQ)(INS)(b)          1.75    6/15/2019        7,745
   16,500    Gulf Breeze Healthcare Facilities RB,
               Series 1999 (NBGA))(b)                         1.83    1/01/2024       16,500
   16,000    Jacksonville Hospital RB, Series 1989 (LOC)      1.80    2/01/2019       16,000
    2,100    Lee County Hospital Board Directors RB,
               Series 1995A                                   2.10    4/01/2025        2,100
    3,000    Martin County PCRB, Series 2000                  2.10    7/15/2022        3,000
             Putnam County Development Auth. RB,
    1,800      Series 1984H-1 (NBGA)                          1.90    3/15/2014        1,800
    2,900      Series 1984H-2 (NBGA)                          1.90    3/15/2014        2,900

             GEORGIA (2.8%)
   15,205    Atlanta Water and Wastewater RB,
               Series 1999A (LIQ)(INS)(b)                     1.90   11/01/2018       15,205

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------

 $  2,050   Clayton County Development Auth. RB,
              Series 2000A (LOC)                              1.75%   6/01/2029   $    2,050
    2,380   Peachtree Development Auth. RB,
              Series 1988 (LOC)                               1.80    7/01/2010        2,380
            Savannah Economic Development Auth. RB,
   19,925     Series 2000 (LOC)                               1.80   10/01/2030       19,925
    9,000     Series 2001 (LOC)                               1.80    9/01/2026        9,000
    4,455     Series 2002 (LOC)                               1.80    9/01/2026        4,455

            HAWAII (0.3%)
    5,400   Department of Budget and Finance
              Special Purpose RB, Series 1994 (LOC)           1.85    3/01/2008        5,400

            IDAHO (0.5%)
    9,885   American Falls Reservoir District RB,
              Series 2000                                     3.15    2/01/2025        9,885

            ILLINOIS (3.6%)
   12,000   Chicago Gas Supply RB, Series 2000A               1.77    3/01/2030       12,000
    3,070   Chicago Heights RB, Series 2002A (LOC)            1.90    3/01/2017        3,070
   14,165   Chicago Skyway Toll Bridge RB,
              Series 2000 (LIQ)(INS)(b)                       1.90    1/01/2024       14,165
            Development Finance Auth. PCRB,
    9,600     Series 1985 (LOC)                               3.25   12/01/2008        9,600
    4,200     Series 1993                                     1.80    1/01/2016        4,200
    1,980   Development Finance Auth. RB,
              Series 1998 (LOC)                               1.90    8/01/2022        1,980
    1,255   Evanston IDRB, Series 1985 (LOC)                  1.80    5/01/2015        1,255
    2,600   Health Facilities Auth. RB, Series 2002 (LOC)     2.05   11/15/2027        2,600
    1,000   Lake County Industrial Building RB,
              Series 1985 (LOC)                               4.70   10/01/2015        1,000
    7,000   Quincy, Adams County RB, Series 1997 (LOC)        1.85    6/01/2022        7,000
            Sauget Village PCRB,
    5,900     Series 1993                                     1.80    5/01/2028        5,900
    1,000     Series 1996                                     1.80    9/01/2014        1,000
    4,149   Springfield Airport Auth. RB,
              Series 1986                                     1.80   10/15/2016        4,149

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            INDIANA (1.8%)
 $     692  Crawfordsville Economic Development RB,
              Series 1999B (NBGA)                             1.86%   1/01/2030   $      692
     1,840  Development Finance Auth. Economic
              Development RB, Series 1998 (LOC)               1.90    9/01/2018        1,840
     4,000  Development Finance Auth. Educational
              Facilities RB, Series 2002 (LOC)                1.70    2/01/2037        4,000
     7,145  Educational Facilities Auth. RB,
              Series 2000A (LOC)                              1.85   12/01/2029        7,145
            Huntington Economic Development RB,
     1,300    Series 1990                                     2.05    6/26/2014        1,300
     2,800    Series 1993                                     1.85    7/01/2004        2,800
     2,085    Series 1998 (LOC)                               1.80   12/01/2025        2,085
     4,130  Indianapolis Economic Development RB,
              Series 1997 (LOC)                               1.75    5/01/2018        4,130
     5,000  Vincennes Economic Development RB,
              Series 2001 (LOC)                               1.95    9/01/2018        5,000
     4,200  Winona Lake Economic Development RB,
              Series 2002 (LOC)                               1.78   12/01/2024        4,200

            IOWA (0.9%)
     3,100  Chillicothe PCRB, Series 1993A                    1.80    5/01/2023        3,100
     2,900  Eddyville PCRB, Series 1985 (LOC)                 3.45   11/01/2003        2,900
     1,410  Finance Auth. Childrens Care Facilities RB,
              Series 2002B (LOC)                              1.80    6/01/2017        1,410
     2,500  Finance Auth. MFH Refunding RB,
              Series 1995A (LOC)                              1.85   12/01/2017        2,500
     1,555  Finance Auth. Purchase RB,
              Series 1999 (LOC)                               1.80    2/01/2019        1,555
     2,185  Finance Auth. RB, Series 1999 (LOC)               1.70    3/01/2019        2,185
     3,900  Higher Education Loan Auth. RB,
              Series 1999 (LOC)                               1.85    3/01/2029        3,900

            KENTUCKY (3.0%)
     2,700  Boone County Industrial Building RB,
              Series 2001 (LOC)                               1.83   11/01/2021        2,700
     6,065  Economic Development Finance Auth.
              Hospital RB, Series 1998A (LOC)                 1.80    8/01/2013        6,065
     1,800  Economic Development Finance Auth. RB,
              Series 1997 (LOC)                               1.85   11/01/2017        1,800
     2,000  Frankfort Economic Development RB,
              Series 1990                                     2.05    5/07/2014        2,000

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            Hancock County Industrial Building RB,
 $  9,005     Series 1990 (LOC)                               1.95%   7/01/2010   $    9,005
    9,490     Series 1991 (LOC)                               1.95    7/01/2011        9,490
    2,890   Hardin County Water District No. 001
              Water RB, Series 1998 (LOC)                     1.90    9/01/2018        2,890
    5,260   Jefferson County Industrial Building RB,
              Series 1997 (LOC)                               1.90    1/01/2011        5,260
    3,135   Lexington-Fayette Urban County
              Government RB, Series 2001 (LOC)                1.95    7/01/2021        3,135
            Mason County PCRB,
    6,000     Series 1984B-1 (NBGA)                           1.90   10/15/2014        6,000
    1,800     Series 1984B-2 (NBGA)                           1.90   10/15/2014        1,800
    4,450   Mayfield Multi-City Lease RB (MLO),
              Series 1996 (LOC)                               1.80    7/01/2026        4,450
    1,700   Warren County Hospital Facility RB,
              Series 2001 (LOC)                               1.75    8/01/2031        1,700

            LOUISIANA (2.3%)
            Ascension Parish PCRB,
    1,550     Series 1990                                     2.05    9/01/2010        1,550
    6,600     Series 1992                                     2.05    3/01/2011        6,600
   21,455   Offshore Terminal Auth. RB,
              Series 2001 (LIQ)                               1.75   10/01/2021       21,455
    5,205   Public Facilities Auth. IDRB,
              Series 1996 (LOC)                               1.80   12/01/2014        5,205
    1,100   Public Facilities Auth. PCRB, Series 1992         2.05    8/01/2017        1,100
    7,500   West Baton Rouge Parish Industrial
              District No. 3 RB, Series 1994B                 2.25   12/01/2016        7,500

            MARYLAND (0.2%)
    1,000   Baltimore County IDA RB, Series 1994              1.90    3/01/2014        1,000
    2,500   IDA Economic Development RB, Series 1994          2.00   12/01/2003        2,500

            MASSACHUSETTS (1.3%)
   23,990   Revere Housing Auth. MFH RB,
              Series 1991C (LOC)                              1.80    9/01/2028       23,990

            MICHIGAN (3.1%)
   12,000   Midland County EDC RB, Series 1993B               2.25   12/01/2015       12,000
   13,870   Strategic Fund Limited Obligation RB,
              Series 2002 (LOC)                               1.93    5/01/2032       13,870
   31,720   Strategic Fund PCRB, Series 1994                  2.20    2/01/2009       31,720

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            MINNESOTA (0.4%)
 $  1,825   Higher Education Facilities Auth. RB,
              Series Five-N2 (LOC)                            1.65%  10/01/2032   $    1,825
    6,600   St. Paul Housing and Redevelopment
              Auth. RB, Series 2002 (LOC)                     2.15    5/01/2022        6,600

            MISSISSIPPI (0.3%)
    2,815   Hinds County Urban Renewal RN,
              Series 1991 (LOC)                               1.82    1/01/2007        2,815
    1,900   Hospital Equipment and Facilities Auth. RB,
              Series 2000 (LOC)                               1.93    7/01/2015        1,900

            MISSOURI (3.1%)
            Clayton IDA RB,
    4,675     Series 1994A (LOC)                              1.85   12/01/2006        4,675
    4,725     Series 1994B (LOC)                              1.85    2/01/2007        4,725
    6,700     Series 1995C (LOC)                              1.85    5/01/2005        6,700
            Health and Educational Facilities Auth.RB,
   14,000     Series 1998 (LOC)                               1.80    7/01/2023       14,000
    6,750     Series 2000 (LOC)                               1.80    7/01/2025        6,750
    1,500     Series 2001A (LOC)                              2.20    8/01/2031        1,500
   20,945   Lee's Summit MFH RB, Series 2001A                 1.75    7/01/2046       20,945

            NEW HAMPSHIRE (1.1%)
    8,645   Higher Educational and Health Facilities RB,
              Series 1996 (LOC)                               1.85    5/01/2026        8,645
   11,505   Manchester Housing Auth. MFH RB,
              Series 1990A (LOC)                              1.75    6/15/2015       11,505

            NEW YORK (1.0%)
    6,615   Lancaster IDA Civic Facilities RB (LOC)           1.80   11/01/2032        6,615
    3,450   New York City GO, Fiscal 1996 Series J-2 (LOC)    1.80    2/15/2016        3,450
    4,450   New York City IDA Civic Facility RB,
              Series 2000 (Columbia Grammar Prep.
              School) (LOC)                                   1.70    9/30/2031        4,450
    3,700   Rensselaer County IDA Senior Housing RB,
              Series 1999A (NBGA)                             2.05    7/01/2029        3,700

            NORTH CAROLINA (0.6%)
   12,160   Rockingham County Industrial Facilities
              and Pollution Control Financing Auth. RB,
              Series 1992                                     1.85   10/01/2005       12,160

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            OHIO (1.7%)
 $  6,000   Clark County IDA RB (LOC)                         1.96%  12/01/2010   $    6,000
    2,070   Clermont County Economic Development RB,
              Series 2002 (LOC)                               1.78    8/01/2022        2,070
    5,935   Cuyahoga CountyIDRB(MLO), Series 2000 (LOC)       1.80   11/01/2019        5,935
   15,000   Liberty Community Infrastructure
              Financing Auth. RB, Series 2001 (LOC)           1.80   12/01/2031       15,000
    2,700   Montgomery County Health Care
              Facilities RB, Series 2002 (LOC)                1.85    5/01/2022        2,700

            OKLAHOMA (5.1%)
    8,400   Garfield County Industrial Auth. PCRB,
              Series 1995A                                    2.50    1/01/2025        8,400
    5,760   IDA RB, Series 1998 (LOC)                         1.85    8/01/2018        5,760
            Muskogee Industrial Trust PCRB,
   30,900     Series 1995A                                    2.50    1/01/2025       30,900
   17,000     Series 1997A                                    2.30    6/01/2027       17,000
            Muskogee Industrial Trust RB,
    2,660     Series 1985 (Mall Ltd. D Project) (LOC)         1.85   12/01/2015        2,660
    2,200     Series 1985 (Warmack Project) (LOC)             1.85   12/01/2015        2,200
            Tulsa Industrial Auth. RB,
   21,700     Series 2000 (NBGA)(b)                           1.93   11/01/2030       21,700
    8,300     Series 2000 (NBGA)(b)                           1.83   11/01/2032        8,300

            OREGON (1.3%)
      425   Economic Development RB, Series CXVI              2.35   12/01/2005          425
    1,500   Health, Housing, Educational and
              Cultural Facilities Auth. RB,
              Series 1995A (LOC)                              1.75    7/01/2025        1,500
   23,100   Port of Portland Public Grain Elevator RB,
              Series 1984 (LOC)                               1.75   12/01/2014       23,100

            PENNSYLVANIA (1.4%)
    3,000   Allegheny County IDA RB, Series 2002 (LOC)        1.75    8/01/2032        3,000
    6,000   Allentown Redevelopment Auth. MFH RB,
              Series 1990 (LOC)                               1.80    7/01/2020        6,000
    5,250   Chartiers Valley Industrial and
              Commercial Development Auth. RB,
              Series 1982                                     2.03   11/15/2017        5,250

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
 $  2,500   Pottstown Borough Auth. Educational
              Facilities RB, Series 2002 (LOC)                1.75%   8/01/2032   $    2,500
   10,300   Schuylkill County IDA RB                          1.80    4/01/2021       10,300

            SOUTH CAROLINA (1.1%)
    7,500   Economic Development Auth. Health
              Facility RB, Series 2002 (LIQ)(INS)             1.78    4/01/2027        7,500
   10,500   Economic Development Auth. RB,
              Series 2002 (LOC)                               1.75    5/01/2032       10,500
    2,780   Lexington County PCRB, Series 1992A               1.80    4/01/2004        2,780

            SOUTH DAKOTA (1.0%)
   19,015   Health and Educational Facilities Auth. RB,
              Series 2000 (LIQ)(INS)                          1.80    7/01/2025       19,015

            TENNESSEE (2.8%)
    7,000   Dayton IDB RB, Series 2001 (LOC)                  1.93    7/01/2036        7,000
    9,000   Memphis-Shelby County IDRB,
              Series 2002 (LOC)                               1.70   10/01/2022        9,000
            Nashville and Davidson County IDB MFH RB,
    6,710     Series 1989 (LOC)                               1.80    9/01/2019        6,710
    9,680     Series 1989 (LOC)                               1.80   10/01/2019        9,680
    1,750   Nashville and Davidson County IDB RB,
              Series 1999 (LOC)                               1.98    7/01/2006        1,750
    5,000   Nashville and Davidson County RB,
              Series 2000 (LOC)                               1.93    8/01/2020        5,000
    4,900   Shelby County Health, Educational, and
              Housing Facility RB, Series 2001 (LOC)          1.76    6/01/2026        4,900
    3,855   Sumner County Health Educational and
              Housing Facilities RB,
              Series 1999A (NBGA)(b)                          1.83    6/01/2029        3,855
    3,875   Williamson County IDB RB, Series 2000 (LOC)       1.93    3/01/2020        3,875

            TEXAS (5.8%)
   10,400   Alamo Heights Higher Education Facility RB,
              Series 1999A (LOC)                              1.80    4/01/2019       10,400
    6,400   Arlington IDC RB, Series 1985 (LOC)               2.05   10/01/2020        6,400
    2,855   Bell County Health Facilities
              Development Corp. RB, Series 1998 (LOC)         1.80    5/01/2023        2,855

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
 $  2,925   Cameron Education Corp. RB,
              Series 2001 (LOC)                               1.85%   6/01/2031   $    2,925
      800   Garland IDA PCRB                                  2.35   12/01/2005          800
    1,600   Gulf Coast Waste PCRB, Series 1994                1.80    4/01/2013        1,600
   12,825   Harris County IDC RB, Series 2000                 1.80    7/01/2018       12,825
    2,700   Houston Higher Education Finance Corp. RB,
              Series 2000 (LOC)                               1.80    7/01/2020        2,700
   14,285   Keller ISD RB, Series 2001, Class A,
              Municipal Trust Certificates,
              Series ZTC-30 (LIQ)(NBGA)(b)                    1.90    8/15/2021       14,285
    1,000   McAllen Health Facilities Development
              Corp. RB, Series 1984 (LOC)                     2.00   12/01/2024        1,000
    2,800   North Central Health Facilities
              Development Corp. RB, Series 2000 (LOC)         1.80   12/01/2030        2,800
    1,800   North Central IDA RB, Series 1983                 2.05   10/01/2013        1,800
   12,870   Plano ISD, Series 2001, Class A,
              Municipal Trust Certificates,
              Series ZTC-13 (LIQ)(NBGA)(b)                    1.90    2/15/2017       12,870
    3,500   Polly Ryon Hospital Auth. RB,
              Series 1999 (LOC)                               1.80   11/01/2024        3,500
    3,600   State TRAN, Series 2002 (LIQ)(b)                  1.80    8/29/2003        3,600
    8,620   Tarrant County Housing Finance Corp.
              MFH RB, Series 1985 (LOC)                       1.75   12/01/2025        8,620
    6,400   Waxahachie IDA RB, Series 1985 (LOC)              2.28    4/01/2006        6,400
   13,840   Williamson County Tax Road Bonds,
              Series 2001, Class A, Municipal Trust
              Certificates, Series ZTC-22 (LIQ)(INS)(b)       1.90    2/15/2020       13,840

            VIRGINIA (0.4%)
            Chesterfield County IDA PCRB,
    6,700     Series 1992                                     1.85    4/01/2009        6,700
    1,000     Series 1993                                     2.05    8/01/2009        1,000
      500   Clarke County IDA RB, Series 2000
              (LIQ)(INS)                                      1.80    1/01/2030          500

            WASHINGTON (0.3%)
    5,310   State Higher Education Facilities Auth. RB,
              Series 2001                                     1.80   10/01/2031        5,310

            WEST VIRGINIA (0.5%)
    8,630   Marshall County PCRB, Series 1994                 1.80    3/01/2026        8,630

19

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            WISCONSIN (2.0%)
 $  1,100   Health and Educational Facilities Auth. RB,
              Series 2001 (LOC)                               1.85%   5/01/2026   $    1,100
    8,000   Milwaukee IDRB, Series 1995                       1.85    9/01/2015        8,000
            Pleasant Prairie PCRB,
    1,490     Series 1995A                                    1.85    9/01/2030        1,490
   10,650     Series 1995B                                    1.85    9/01/2030       10,650
   10,000     Series 1995C                                    1.85    9/01/2030       10,000
    5,850   Sheboygan PCRB, Series 1995                       1.85    9/01/2015        5,850

            WYOMING (4.7%)
    5,525   Green River PCRB, Series 1994                     1.85   10/01/2024        5,525
    7,325   Platte County RB, Series 1984A (NBGA)             2.10    7/01/2014        7,325
            Sweetwater County PCRB,
   32,900     Series 1990A (LOC)                              1.95    7/01/2015       32,900
   24,200     Series 1996B                                    2.25    7/15/2026       24,200
   18,000     Series 1996C                                    2.15    7/15/2026       18,000
                                                                                   ---------
            Total variable-rate demand notes (cost: $1,336,516)                    1,336,516
                                                                                   ---------

            PUT BONDS (16.8%)

            COLORADO (1.1%)
    3,000   Central Platte Valley Metropolitan
              District GO, Series 2001B (LOC)                 2.00   12/01/2031        3,000
   17,000   Southern UTE Indian Reservation RB,
              Series 2001(b)                                  1.62   11/01/2031       17,000

            FLORIDA (3.2%)
            Putnam County Development Auth. PCRB,
   16,000     Series 1984D (NBGA)                             2.00   12/15/2009       16,000
    4,705     Series 1984H-3 (NBGA)                           1.60    3/15/2014        4,705
            Sarasota County Public Hospital CP,
   10,400     Series 1996A                                    1.50   10/01/2028       10,400
   20,000     Series 1996A                                    1.45   10/01/2028       20,000
    9,400   Univ. Athletic Association, Inc. RB,
              Series 2001 (LOC)                               2.15   10/01/2031        9,400

            GEORGIA (0.5%)
    5,000   Burke County Development Auth. PCRB,
              Series 2000                                     1.75    9/01/2030        5,000
    4,050   Marietta Housing Auth. MFH RB,
              Series 1985E (LOC)                              2.00    1/15/2009        4,050

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            ILLINOIS (2.0%)
 $ 22,500   Chicago Gas Supply RB, Series 2000B               1.65%   3/01/2030   $   22,500
   15,000   Health Facilities Auth. RB, Series 1985B          1.85    8/15/2015       15,000

            INDIANA (0.4%)
            Sullivan PCRB,
    1,000     Series 1985L-1 (NBGA)                           1.60   12/01/2014        1,000
    5,200     Series 1985L-2 (NBGA)                           1.60   12/01/2014        5,200
    2,000     Series 1985L-5 (NBGA)                           1.60   12/01/2014        2,000

            KENTUCKY (1.6%)
   10,000   Jefferson County PCRB, Series 1992A               1.50    9/01/2017       10,000
    5,500   Lexington-Fayette Urban County
              Government RB, Series 1987 (LOC)                2.25    4/01/2015        5,500
            Trimble County PCRB,
    1,400     Series 1992A                                    1.60    9/01/2017        1,400
   12,800     Series 2001A                                    1.35    9/01/2026       12,800

            MARYLAND (1.9%)
    9,000   Anne Arundel County PCRB, Series 1984             2.20    7/01/2014        9,000
            Anne Arundel County Port Facilities RB,
   11,900     Series 1985                                     1.70    6/01/2013       11,900
   15,000     Series 1985                                     1.50    6/01/2013       15,000

            MICHIGAN (0.4%)
    7,600   Strategic Fund PCRB, Series 1986                  1.65    8/01/2004        7,600

            MISSISSIPPI (0.6%)
            Claiborne County PCRB,
    3,000     Series 1985G-1 (NBGA)                           1.50   12/01/2015        3,000
    8,845     Series 1985G-2 (NBGA)                           1.50   12/01/2015        8,845

            MONTANA (2.1%)
            Board of Investments Municipal Finance
              Consolidation Act Bonds,
    6,075     Series 1992 (NBGA)                              1.90    3/01/2005        6,075
    7,050     Series 1995 (NBGA)                              1.90    3/01/2010        7,050
    9,775     Series 1997 (NBGA)                              1.90    3/01/2017        9,775
   11,285     Series 1998 (NBGA)                              1.90    3/01/2018       11,285
    5,500     Series 2000 (NBGA)                              1.90    3/01/2025        5,500

21

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            NEW HAMPSHIRE (0.2%)
 $  4,600   IDA Resources Recovery RB,
              Series 1985 (INS)                               1.85%   7/01/2007   $    4,600

            NEW YORK (0.3%)
    5,000    Mortgage Agency RB, 34th Series                  1.65   10/01/2017        5,000

            TEXAS (0.3%)
            Brazos Harbor IDC RB,
    1,700     Series 1986                                     1.65    8/01/2004        1,700
    3,700     Series 1991                                     1.75   10/01/2011        3,700

            VIRGINIA (2.2%)
   15,000   Chesterfield County IDA PCRB,
              Series 1987C                                    1.50   12/01/2007       15,000
            Louisa IDA PCRB,
    4,000     Series 1984                                     1.55   12/01/2008        4,000
   15,800     Series 1985                                     1.40   12/01/2008       15,800
    6,800   Prince William County IDA RB,
              Series 1986                                     1.35    8/01/2016        6,800
                                                                                  ----------
            Total put bonds (cost: $316,585)                                         316,585
                                                                                  ----------

            FIXED-RATE INSTRUMENTS (11.9%)

            ARKANSAS (0.2%)
    3,010   Fort Smith Sales and Use Tax Bonds,
              Series 1997                                     4.50   12/01/2002        3,025

            CALIFORNIA (0.3%)
    5,000   San Ramon Valley Unified School
              District 2001-2002 GO TRAN                      1.95   11/26/2002        5,000

            COLORADO (0.0%)
    1,000   Metropolitan Football Stadium District RB,
              Series 1999B (INS)(a)                           2.15    1/01/2003          995

            FLORIDA (0.4%)
    7,000   Broward County School District GO,
              Series 2002                                     3.00    2/15/2003        7,039

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            IOWA (0.6%)
            Higher Education Loan Auth. RAN,
 $  2,100     Series 2002J                                    3.25%   5/23/2003   $    2,110
    1,350     Series 2002M                                    3.25    5/23/2003        1,356
    8,000   School Cash Anticipation Program,
              Series 2001-2002B, Warrant
              Certificates (INS)                              2.25    1/30/2003        8,020

            KENTUCKY (0.5%)
   10,250   Logan/Todd Regional Water Commission
              BAN, Series 2002                                3.00    8/01/2003       10,361

            MASSACHUSETTS (1.4%)
   10,900   Fall River BAN                                    2.50    2/05/2003       10,932
    4,200   Gateway Regional School District GO BAN           2.25    1/31/2003        4,209
    5,000   North Adams BAN, Series 2002                      2.40    2/26/2003        5,013
    7,110   Norwell BAN, Series 2002                          2.75    2/21/2003        7,140

            MINNESOTA (1.3%)
    1,535   Albert Lea ISD No. 241 GO,
              Series 2002(NBGA)                               2.25    9/06/2003        1,542
    1,405   Atwater-Cosmos-Grove City ISD GO,
              Series 2002 (NBGA)                              1.86    8/11/2003        1,406
    4,710   Crosby-Ironton ISD No. 182 GO,
              Series 2002 (NBGA)                              2.25    9/08/2003        4,734
    4,500   Eden Prairie ISD No. 272 GO,
              Series 2002 (NBGA)                              2.25    9/21/2003        4,530
    1,350   Lake Crystal Wellcome Memorial Area
              Schools GO, Series 2002 (NBGA)                  1.77    8/10/2003        1,350
    2,220   Paynesville ISD No. 741 GO,
              Series 2002(NBGA)                               1.86    8/11/2003        2,222
    4,165   Rural Water Finance Auth. Public
              Project Notes, Series 2002                      2.63    2/01/2003        4,179
    4,300   White Bear Lake ISD No. 624 GO,
              Series 2002A, Tax Anticipation
              Certificates (NBGA)                             1.75    3/27/2003        4,302

            MISSOURI (0.4%)
            Health and Educational Facilities Auth. RAN,
      735     Series 2002D                                    3.25    4/18/2003          737
    1,500     Series 2002H                                    3.25    4/18/2003        1,504

23

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
 $  2,300     Series 2002I                                    3.25%   4/18/2003   $    2,306
    2,330     Series 2002J                                    3.25    4/18/2003        2,336

            NEW JERSEY (0.4%)
    8,595   Newark Essex County BAN                           2.50    8/01/2003        8,647

            NEW YORK (0.9%)
    2,500   Lansingburgh CSD BAN, Series 2002                 2.50    6/27/2003        2,513
   15,000   New York City Water Finance Auth. CP,
              Series 1 (LOC)                                  1.35   11/12/2002       15,000

            OHIO (2.0%)
   35,000   Cleveland Municipal School District BAN           3.00   11/06/2002       35,030
    2,600   Tipp City Exempted Village School
              District BAN                                    2.13    1/23/2003        2,604

            OREGON (0.3%)
    5,105   Housing and Community Services Dept. RB,
              Series 2001S                                    2.03   11/14/2002        5,105

            SOUTH CAROLINA (0.6%)
   11,010   State School Facilities Bonds GO,
              Series 2001A                                    5.00    1/01/2003       11,092

            TEXAS (2.2%)
            Dallas Waterworks and Sewer Systems CP,
    4,721     Series 1999B                                    1.45   11/04/2002        4,721
   22,251     Series 1999B                                    1.40   11/12/2002       22,251
   11,426     Series 1999B                                    1.40   11/15/2002       11,426
      912     Series 1999B                                    1.45   11/18/2002          912
    1,500   Houston ISD GO, Series 1999A (NBGA)(a)            1.70    2/15/2003        1,490

            WISCONSIN (0.4%)
    6,850   Rural Water Construction Loan BAN,
              Series 2001B                                    2.63   12/01/2002        6,857
                                                                                  ----------
            Total fixed-rate instruments (cost: $223,996)                            223,996
                                                                                  ----------

            TOTAL INVESTMENTS (COST: $1,877,097)                                  $1,877,097
                                                                                  ==========

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
-------------------------------------------

Electric Utilities                    17.4%
Multifamily Housing                    9.7
Education                              8.7
General Obligation                     8.1
Hospital                               6.5
Water/Sewer Utility                    5.6
Nursing/CCRC                           4.3
Buildings                              4.2
Gas Utilities                          3.7
Diversified Chemicals                  3.6
Municipal Finance                      2.8
Aerospace & Defense                    2.7
Real Estate Tax/Fee                    2.7
Health Miscellaneous                   2.5
Community Service                      2.4
Electric/Gas Utility                   1.4
Electrical Components & Equipment      1.3
Agricultural Products                  1.2
Airport/Port                           1.1
Banks                                  1.1
Specialty Chemicals                    1.1
Tobacco                                1.0
Other                                  6.6
                                      ----
Total                                 99.7%
                                      ====

PORTFOLIO SUMMARY BY STATE
-------------------------------------------

Alabama                                5.4%
Alaska                                 1.0
Arizona                                0.1
Arkansas                               0.2
California                             2.5
Colorado                               2.5
Delaware                               0.2
Florida                                9.8
Georgia                                3.3
Hawaii                                 0.3
Idaho                                  0.5
Illinois                               5.6
Indiana                                2.2
Iowa                                   1.5
Kentucky                               5.1
Louisiana                              2.3
Maryland                               2.1
Massachusetts                          2.7
Michigan                               3.5
Minnesota                              1.7
Mississippi                            0.9
Missouri                               3.5
Montana                                2.1
New Hampshire                          1.3
New Jersey                             0.5
New York                               2.2
North Carolina                         0.6
Ohio                                   3.7
Oklahoma                               5.2
Oregon                                 1.6
Pennsylvania                           1.4
South Carolina                         1.7
South Dakota                           1.0
Tennessee                              2.8
Texas                                  8.3
Virginia                               2.6
Washington                             0.3
West Virginia                          0.5
Wisconsin                              2.3
Wyoming                                4.7
                                      ----
Total                                 99.7%
                                      ====

25

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2002, these securities represented 0.1% of the Fund's net assets.

                 (b) Securities are not registered under the Securities Act of
                     1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines approved by the Company's Board of Directors. At September 30, 2002, these securities represented 11.5% of the Fund's net assets.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS

  Investments in securities (valued at amortized cost)                $1,877,097
  Cash                                                                     7,956
  Receivables:
    Capital shares sold                                                    4,957
    Interest                                                               5,608
                                                                      ----------
      Total assets                                                     1,895,618
                                                                      ----------

LIABILITIES

  Securities purchased                                                     7,500
  Capital shares redeemed                                                  4,037
  USAA Investment Management Company                                         433
  USAA Transfer Agency Company                                                74
  Accounts payable and accrued expenses                                      236
  Dividends on capital shares                                                 65
                                                                      ----------
      Total liabilities                                                   12,345
                                                                      ----------
      Net assets applicable to capital shares outstanding             $1,883,273
                                                                      ==========

NET ASSETS CONSIST OF:

  Paid-in capital                                                     $1,883,273
                                                                      ==========
  Capital shares outstanding                                           1,883,273
                                                                      ==========
  Authorized shares of $.01 par value                                  3,235,000
                                                                      ==========
  Net asset value, redemption price, and offering price per share     $     1.00
                                                                      ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

27

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

Interest income                                                       $16,078
                                                                      -------
Expenses:
  Management fees                                                       2,661
  Administrative and servicing fees                                       950
  Transfer agent's fees                                                   440
  Custodian's fees                                                        180
  Postage                                                                 118
  Shareholder reporting fees                                              114
  Directors' fees                                                           3
  Registration fees                                                        33
  Professional fees                                                        50
  Other                                                                    31
                                                                      -------
    Total expenses                                                      4,580
  Expenses paid indirectly                                                 (3)
                                                                      -------
    Net expenses                                                        4,577
                                                                      -------
      Net investment income                                           $11,501
                                                                      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of changes in NET ASSETS
                    (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2002

                                                               9/30/2002         3/31/2002
FROM OPERATIONS                                               ----------------------------

     Net investment income                                    $   11,501       $    39,390
                                                              ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

     Net investment income                                       (11,501)          (39,390)
                                                              ----------------------------
FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from shares sold                                   654,547         1,686,309
     Dividend reinvestments                                       11,104            37,826
     Cost of shares redeemed                                    (708,245)       (1,738,421)
                                                              ----------------------------
       Decrease in net assets from
          capital share transactions                             (42,594)          (14,286)
                                                              ----------------------------
     Net decrease in net assets                                  (42,594)          (14,286)

NET ASSETS

     Beginning of period                                       1,925,867         1,940,153
                                                              ----------------------------
     End of period                                            $1,883,273       $ 1,925,867
                                                              ============================
CHANGE IN SHARES OUTSTANDING

     Shares sold                                                 654,547         1,686,309
     Shares issued for dividends reinvested                       11,104            37,826
     Shares redeemed                                            (708,245)       (1,738,421)
                                                              ----------------------------
       Decrease in shares outstanding                            (42,594)          (14,286)
                                                              ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

29

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

                    A. SECURITY VALUATION - The value of each security is
                       determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                       1. Pursuant to SEC Rule 2a-7, securities in the Fund are
                          stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                       2. Securities that cannot be valued by the methods set
                          forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

                    B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                    C. INVESTMENTS IN SECURITIES - Security transactions are
                       accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                       accrual basis. Premiums and discounts are amortized over the life of the respective securities.

                    D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2002, custodian fee offset arrangements reduced expenses by $3,000.

                    E. USE OF ESTIMATES - The preparation of financial
                       statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. In addition, the USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by

31

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2003, in accordance with applicable tax law.

                 Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended September 30, 2002, were $1,988,754,000 and $2,038,079,000, respectively.

                 At September 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                    A. MANAGEMENT FEES - The Manager carries out the Fund's
                       investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of its average net assets. During the six-month

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                       period ended September 30, 2002, the Fund paid the Manager total management fees of $2,661,000.

                    B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. During the six-month period ended September 30, 2002, the Fund paid the Manager administrative and servicing fees of $950,000.

                    C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                       d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended September 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $440,000.

                    D. UNDERWRITING SERVICES - The Manager provides exclusive
                       underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

33

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on February
                 6, 1984. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                                    -------------------------------------------------------------------------------------
                                          2002            2002           2001              2000         1999         1998
                                    -------------------------------------------------------------------------------------
Net asset value at
      beginning of period           $     1.00      $     1.00     $     1.00        $     1.00   $     1.00   $     1.00
Income from investment
      operations:
      Net investment income                .01             .02            .04               .03          .03          .03
Less distributions:
      From net investment
           income                         (.01)           (.02)          (.04)             (.03)        (.03)        (.03)
                                    -------------------------------------------------------------------------------------
Net asset value at
      end of period                 $     1.00      $     1.00     $     1.00        $     1.00   $     1.00   $     1.00
                                    =====================================================================================
Total return (%)*                          .61            2.08           3.88              3.27         3.26         3.48
Net assets at
      end of period (000)           $1,883,273      $1,925,867     $1,940,153        $1,863,214   $1,767,036   $1,631,785
Ratio of expenses to
      average net assets (%)**             .48(a,b)        .45(b)         .38               .38          .38          .38
Ratio of net investment
      income to average
      net assets (%)**                    1.21(a)         2.06           3.80              3.24         3.21         3.42

  * Assumes reinvestment of all dividend income distributions during the period.
 ** For the six-month period ended September 30, 2002, average net assets were $1,895,045,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

35

N O T E S
=========-----------------------------------------------------------------------

                  DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

             ADMINISTRATOR,    USAA Investment Management Company
        INVESTMENT ADVISER,    9800 Fredericksburg Road
               UNDERWRITER,    San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT    USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                  CUSTODIAN    State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

       INDEPENDENT AUDITORS    Ernst & Young LLP
                               100 West Houston St., Suite 1900
                               San Antonio, Texas 78205

                  TELEPHONE    Call toll free - Central Time
           ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT    For account servicing, exchanges,
               MUTUAL FUNDS    or redemptions
                               1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL    24-hour service (from any phone)
          FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND    (from touch-tone phones only)
         USAA TOUCHLINE (R)    For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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